Benefit Plans - Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Benefit Plan
Projected benefit obligation	$ 5,078	$ 7,558
Accumulated benefit obligation	4,421	6,405
Fair value of plan assets	$ 6,988	$ 7,744